RECOVERABLE TAXES - Rollforward of provision for loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ICMS
Beginning balance	R$ (1,304,329)	R$ (10,792)
Business combination with Fibria		(1,211,109)
Addition	(64,107)	(82,428)
Write-off	57,254
Reversal	146,400
Ending balance	(1,164,782)	(1,304,329)
PIS and COFINS
Beginning balance	(21,132)	0
Addition		(21,132)
Write-off	21,132
Ending balance	0	(21,132)
Total
Beginning balance	(1,325,461)	(10,792)
Business combination with Fibria		(1,211,109)
Addition	(64,107)	(103,560)
Write-off	78,386
Recovery	146,400
Ending balance	R$ (1,164,782)	R$ (1,325,461)